Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 80,548
Impairments	204
Balance	100,301	80,548
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	185,055	178,057
Asset additions	19,557	7,972
Property purchase option acquired	7,108
Change in decommissioning provision	1	(891)
Disposals		(83)
Reclassification
Balance	211,721	185,055
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	104,507	97,182
Depreciation/depletion for the year	6,709	7,388
Impairments	204
Disposals		(63)
Balance	111,420	104,507
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	80,548
Balance	100,301	80,548
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	67,571	63,954
Asset additions	5,233	4,569
Property purchase option acquired
Change in decommissioning provision	(37)	(952)
Disposals
Reclassification	31,595
Balance	104,362	67,571
Mining interests [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31,410	28,298
Depreciation/depletion for the year	3,438	3,112
Impairments
Disposals
Balance	34,848	31,410
Mining interests [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	36,161
Balance	69,514	36,161
Non-producing properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	77,390	75,746
Asset additions	5,526	1,583
Property purchase option acquired	7,108
Change in decommissioning provision	38	61
Disposals
Reclassification	(31,595)
Balance	58,467	77,390
Non-producing properties [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	50,502	50,502
Depreciation/depletion for the year
Impairments
Disposals
Balance	50,502	50,502
Non-producing properties [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,888
Balance	7,965	26,888
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	40,013	38,196
Asset additions	8,795	1,817
Property purchase option acquired
Change in decommissioning provision
Disposals
Reclassification
Balance	48,808	40,013
Plant and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	22,566	18,305
Depreciation/depletion for the year	3,261	4,261
Impairments	204
Disposals
Balance	26,031	22,566
Plant and equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,447
Balance	22,777	17,447
Corporate Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	81	161
Asset additions	3	3
Property purchase option acquired
Change in decommissioning provision
Disposals		(83)
Reclassification
Balance	84	81
Corporate Office equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	29	77
Depreciation/depletion for the year	10	15
Impairments
Disposals		(63)
Balance	39	29
Corporate Office equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52
Balance	$ 45	$ 52